Income taxes (Detail Textuals 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax [Line Items]
Current tax liabilities, current	$ 114	$ 164
Barbados
Income Tax [Line Items]
Statutory income tax rate	5.50%
MAURITIUS
Income Tax [Line Items]
Statutory income tax rate	15.00%
IRELAND
Income Tax [Line Items]
Statutory income tax rate	12.50%
United States | Bottom of range
Income Tax [Line Items]
Statutory income tax rate	21.00%
United States | Top of range
Income Tax [Line Items]
Statutory income tax rate	23.50%